3 - Marketable Debt Securities: Schedule of Investment Securities, Fair Value and Unrealized Losses (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Schedule of Investment Securities, Fair Value and Unrealized Losses

	Less than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for Sale:
Obligations of states and political subdivisions .....	$ 6,047,595	$ (115,227)	$ 12,257,317	$ (242,701)	$ 18,304,912	$ (357,928)

Held to Maturity:
Obligations of states and political subdivisions .....	1,970,828	(45,586)	1,387,733	(77,003)	3,358,561	(122,589)

Overall Total ...........................	$ 8,018,423	$ (160,813)	$ 13,645,050	$ (319,704)	$ 21,663,473	$ (480,517)

           The following table presents an analysis of investment securities in an unrealized loss position for which other-than-temporary impairments have not been recognized as of December 31, 2013:

	Less than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for Sale:
Obligations of states and political subdivisions .....	$ 51,088,253	$ 3,354,098	$ 9,763,723	$ 1,671,183	$ 60,851,976	$ 5,025,281

Held to Maturity:
Obligations of states and political subdivisions .....	2,229,451	38,968	3,168,698	131,607	5,398,149	170,575

OverallTotal	$ 53,317,704	$ 3,393,066	$ 12,932,421	$ 1,802,790	$ 66,250,125	$ 5,195,856